CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Total net income (loss)	$ 3,299	$ 3,469
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	1,346	(290)
Reclassifications to net income (loss)	0	(49)
Change in unrealized gains (losses) on investments at fair value through other comprehensive income:
Unrealized gains (losses)	166	482
Reclassifications to net income (loss) and provision for credit losses recognized into income	(62)	3
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	111	(11)
Reclassifications to net income (loss)	(106)	28
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	196	(44)
Reclassifications to net income (loss)	5	0
Total items that may be reclassified subsequently to income	1,656	119
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	19	(105)
Share of other comprehensive income (loss) in joint ventures and associates	(7)	7
Revaluation of property, plant and equipment	1	0
Total items that will not be reclassified subsequently to income	13	(98)
Total other comprehensive income (loss)	1,669	21
Total comprehensive income (loss)	4,968	3,490
Less: Comprehensive income (loss) allocated to the participating account	39	187
Non-controlling interests' comprehensive income (loss)	138	123
Shareholders’ comprehensive income (loss)	4,791	3,180
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	(2)	(5)
Unrealized gains (losses) on investments at fair value through other comprehensive income	(44)	(120)
Reclassifications to net income (loss) and provision for credit losses recognized into income on investments at fair value through other comprehensive income	14	(7)
Unrealized gains (losses) on cash flow hedges	(15)	(1)
Reclassifications to net income (loss) for cash flow hedges	11	(6)
Total items that may be reclassified subsequently to income	(36)	(139)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(7)	38
Total items that will not be reclassified subsequently to income	(7)	38
Total income tax benefit (expense) included in other comprehensive income (loss)	$ (43)	$ (101)